REGULATORY FRAMEWORK (Details 6)	12 Months Ended
Dec. 31, 2025
Generated Energy [Member]
IfrsStatementLineItems [Line Items]
Remuneration	Generated energy
Thermal power plants ($ / MWh)	Between 4,678 and 8,186
Pumped hydropower plants ($ / MWh)	4,089
Non-conventional Source ($ / MWh)	32,718
Operated Energy [Member]
IfrsStatementLineItems [Line Items]
Remuneration	Operated energy
Thermal power plants ($ / MWh)	1,627
Pumped hydropower plants ($ / MWh)	1,627
Non-conventional Source ($ / MWh)